Taxation - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating loss carryforwards	$ 2,314	$ 76
Foreign exchange valuations	178	0
Allowance for expected credit losses	376	363
Unrealized losses on investments	3,700	3,961
Other deferred tax assets	411	171
Total deferred tax assets	6,979	4,571
Deferred tax liabilities:
Foreign exchange valuations	0	(220)
Other deferred tax liabilities	(28)	(194)
Total deferred tax liabilities	(28)	(414)
Net deferred tax asset	$ 6,951	$ 4,157